Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000007887
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000007887
Average Annual Return [Line Items]
Average Annual Return, Percent	2.37%	0.80%	2.52%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.64%	0.91%	2.41%
NACC2 Index: Bloomberg MA Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg MA Municipal Bond Index
Average Annual Return, Percent	2.52%	0.60%	2.15%